Financial Risk Management Objectives and Policies - Schedule of Liquidity Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables	¥ 106,740	$ 15,264	¥ 91,966
Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities	24,488	3,502	19,266
Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	2,168,352	310,070	1,831,454
Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals	140,450	20,084	103,014
Other non-current liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Other non-current liabilities	12,031	1,720	6,274
Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Total	2,452,061	$ 350,640	2,051,974
On demand | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables
On demand | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities
On demand | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)
On demand | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals	130,142		73,670
On demand | Other non-current liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Other non-current liabilities
On demand | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Total	130,142		73,670
Less than 1 year | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables	106,740		91,966
Less than 1 year | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities	8,262		10,674
Less than 1 year | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	1,255,814		813,610
Less than 1 year | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals	10,308		29,344
Less than 1 year | Other non-current liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Other non-current liabilities
Less than 1 year | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Total	1,381,124		945,594
1 to 5 years | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables
1 to 5 years | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities	16,226		8,592
1 to 5 years | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	365,732		452,765
1 to 5 years | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals
1 to 5 years | Other non-current liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Other non-current liabilities	12,031		6,274
1 to 5 years | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Total	393,989		467,631
Over 5 years | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables
Over 5 years | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities
Over 5 years | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	546,806		565,079
Over 5 years | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals
Over 5 years | Other non-current liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Other non-current liabilities
Over 5 years | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Total	¥ 546,806		¥ 565,079